Equity Method Investments (Details) - Schedule of balance sheet - Up North Hosting [Member] - USD ($) $ in Thousands	Nov. 01, 2021	Dec. 31, 2020
Equity Method Investments (Details) - Schedule of balance sheet [Line Items]
Current assets	$ 260	$ 121
Non-current assets	1,183	1,247
Total assets	1,443	1,368
Current liabilities	144	197
Total liabilities	144	197
Members’ equity	1,377	1,177
Retained Earnings (Deficit)	(78)	(6)
Total Members’ Equity	1,299	1,171
Total Liabilities and Members’ Equity	$ 1,443	$ 1,368